Equity - Additional Information (Detail)		12 Months Ended
	Jul. 04, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 $ / shares shares	Apr. 12, 2018 shares
Disclosure of classes of share capital [line items]
Number of common shares | shares				50,261,027
Share capital par value | $ / shares				$ 0.00005
Total issued shares | shares					7,476,705
Dividend Declared | R$			R$ 75,053,000
Additional dividends proposed | R$			57,210,000
Minimum mandatory dividend | R$		R$ 10,511,000	R$ 17,843,000
Dividend paid during the year | R$	R$ 85,000,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Mandatory minimum dividend percentage		25.00%	25.00%
Class B ordinary shares [member]
Disclosure of classes of share capital [line items]
Total issued shares | shares				27,658,290
Percentage of number shares issued and outstanding				10.00%
Class A ordinary shares [member]
Disclosure of classes of share capital [line items]
Total issued shares | shares				22,602,737